INTANGIBLE ASSETS, NET - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INTANGIBLE ASSETS, NET
Impairment of intangible assets	$ 1,405	$ 0	$ 0
Amortization expense continuing operations	3,878	1,387	1,252
Amortization expense discontinued operations	0	$ 1	$ 6
Asgard
INTANGIBLE ASSETS, NET
Impairment of intangible assets	$ 1,405